Pensions and Other Post-Employment Benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 20,191	£ 21,310	£ 20,353
Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	1,243	1,363	1,418
Active [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	494	551	549
Retired [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	748	808	£ 869
Deferred [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 1	£ 4